Earnings per Common Share (Details) (Senior exchangeable notes)	Dec. 31, 2013	Jun. 30, 2013
Senior exchangeable notes
Junior subordinated debentures and trust preferred securities
Interest rate (as a percent)	7.50%	7.50%